Intangible assets (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets as of September 30, 2025 and December 31, 2024 is as follows:

	September 30, 2025	December 31, 2024
	(in thousands)
Cost
Customer relationships	$4,134,107	$4,129,501
Order backlog	545,922	543,933
Trade names & brands	204,713	204,588
Patient database	170,487	170,324
Technology assets	151,691	150,658
Total cost	5,206,920	5,199,004
Accumulated amortization	(1,822,598)	(1,639,212)
Net book value	$3,384,322	$3,559,792